SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2016
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
21.	SUBSEQUENT EVENTS

Share repurchase program

In February 2015, the Group’s board of directors approved a share repurchase program, which authorized the purchase of up to US$30 million of the Company’s outstanding ADSs. The Company subsequently repurchased 160,200 ADSs for a total consideration of US$2.1 million in February 2017.

Restricted stock units incentive plan

On February 21 2017, The Group’s board of directors approved a 3-year restricted stock units incentive plan, which authorized the Group to issue up to 3 percent of total stock units per year for the employees.

Shenzhen Qufan’s change in tax status

On April 12, 2017, Shenzhen Qufan obtained approval for a tax holiday from the Shenzhen tax bureau, and is entitled to a 2 year tax exemption commencing from the first profitable year before December 31, 2017. In accordance with ASC 740, as approval form the tax bureau was granted in 2017, the change in tax status will be reflected in 2017 with a RMB4,326 reversal of income tax expense.